FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Liabilities
Discount rate of expected future cash flows	7.00%
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	$ 102,617	$ 42,221
Restricted cash	48,872	18,923
Estimate of Fair Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	761,739	363,500
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	165,500	0
Estimate of Fair Value Measurement [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	4,739	0
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	102,617	42,221
Restricted cash	48,872	18,923
Reported Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	761,739	363,500
Reported Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	167,815	0
Reported Value Measurement [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	4,739	0
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents	102,617	42,221
Restricted cash	48,872	18,923
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	102,617	42,221
Restricted cash	48,872	18,923
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member]
Liabilities
Long-term debt	761,739	363,500
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	761,739	$ 363,500
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	165,500
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	165,500
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	4,739
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	$ 4,739